PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jul. 04, 2021	Jan. 03, 2021
PROPERTY AND EQUIPMENT
NOTE 2 - PROPERTY AND EQUIPMENT

NOTE 2 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at:

	July 4, 2021	January 3, 2021
Land	$485,239	$485,239
Equipment	2,555,874	2,497,576
Buildings	1,313,669	1,306,896

Total property and equipment	4,354,782	4,289,711
Accumulated depreciation	(2,508,831)	(2,398,503)
Less - property held for sale	(258,751)	(258,751)
Net property and equipment	$1,587,200	$1,632,457

Depreciation expense for the 26-week periods in 2021 and 2020 was $112,261 and $90,070, respectively.